Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation

14. Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “2008 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. This 2008 Plan is administered by the Board or a committee of the Board. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Prior to closing of the Company’s initial public offering in November 2013, this 2008 Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards issued prior to the 2008 Plan being frozen shall continue to remain outstanding and extend beyond the date the 2008 Plan was frozen. Any future equity incentive awards will be granted under the new 2013 Long-Term Incentive Plan (the “2013 Plan”) entered into prior to the closing of the Company’s initial public offering.

The 2013 Plan is administered by the Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or restricted stock awards granted under the 2013 Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the 2013 Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Share awards

On March 20, 2018, the Company granted 29,898 restricted shares under the 2013 Plan to non-employee directors with a weighted average value of $12.04 per share. On November 28, 2018 the Company granted a further 5,000 shares to a newly appointed non-employee director with a weighted average value of $12.30. These restricted shares vest on the first anniversary of the grant date. On March 20, 2018 the Company granted 63,728 restricted shares to the Chief Executive Officer of the Company and a further 32,916 restricted shares were granted to officers and employees of the Company with a weighted average value of $12.04 per share. All these restricted shares vest on the third anniversary of the grant date.

During the year ended December 31, 2018, 28,194 shares that were previously granted under the 2013 Plan to non-employee directors with a weighted average grant value of $12.77 per share vested at a fair value of $325,641.

On March 23, 2017, the Company granted 28,194 restricted shares under the 2013 Plan to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 42,023 restricted shares to the Chief Executive Officer of the Company and a further 23,458 restricted shares were granted to officers and employees of the Company with a weighted average value of $12.77 per share. All these restricted shares vest on the third anniversary of the grant date.

During the year ended December 31, 2017, 22,782 shares that were previously granted under the 2008 Plan at a weighted average grant value of $15.80 vested at a fair value of $305,279. During the year ended December 31, 2017, 2,500 shares that were previously granted under the 2013 Plan to an officer of the Company with an average grant value of $19.59 vested at a fair value of $24,888.

Restricted share grant activity for the year ended December 31, 2017 and 2018 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2017	75,120	$15.93	1.59 years	$698,616
Granted	93,675	12.77
Vested	(25,282)	16.17

Balance as of December 31, 2017	143,513	13.82	1.49 years	$1,413,603
Granted	131,542	12.04
Vested	(28,194)	12.77
Forfeit	(3,673)	14.16

Balance as of December 31, 2018	243,188	12.98	1.30 years	$2,285,967

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the Statement of Income over the period to the vesting date. During the year ended December 31, 2018, the Company recognized $1,173,580 in share-based compensation costs relating to share grants (year ended December 31, 2017: $859,061). As of December 31, 2018, there was a total of $1,387,104 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2017: $1,027,683) which are expected to be recognized over a weighted average period of 1.30 years (December 31, 2017: 1.49 years).

Share options

Share options issued under the 2013 Plan are not exercisable until the third anniversary of the grant date and can be exercised up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to occur in the range between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

The movements in the existing share options during the years ended December 31, 2017 and 2018 were as follows:

Options	Number of non- vested options	Weighted average exercise price per share	Weighted average remaining contractual term years	Aggregate intrinsic value
Balance as of January 1, 2017	373,740	$21.54	7.70	—
Vested	(214,055)	24.19	—	—
Forfeited during the period	(5,000)	23.85	—	—

Balance as of December 31, 2017	154,685	17.80	6.70	$—
Vested	(148,387)	23.85	—	—
Forfeited during the period	(6,298)	—	—	—

Balance as of December 31, 2018	—	—	—	$—

On March 17, 2018, 153,185 share options granted on March 17, 2015 at an option price of $17.80 became exercisable. None of the options were exercised as of December 31, 2018. During the year ended December 31, 2018 and following the vesting of share options on March 17, 2018 a further 23,304 share options were forfeit.

On April 14, 2017, 194,055 share options granted previously at an option price of $24.29 became exercisable and on October 14, 2017, 20,000 share options became exercisable at an option price of $23.18.

During the year ended December 31, 2018, 18,506 of the share options that had previously vested as of December 31, 2017 were forfeited at a weighted average option price of $24.17. As of December 31, 2018, there were 343,936 share options vested and still outstanding.

During the year ended December 31, 2018, the Company recognized a credit of $99,902 in share-based compensation costs relating to the forfeiture of options granted under the 2013 Plan, which was recognized in general and administrative costs (year ended December 31, 2017: expense of $553,894). As of December 31, 2018, there was no unrecognized compensation costs (year ended December 31, 2017 $85,898) related to non-vested options under the 2013 Plan.